Guarantor and Non-Guarantor Subsidiaries Financial Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Consolidating Balance Sheet

Consolidating Balance Sheet (Unaudited)

March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$271	$213	$—	$484	$—	$—	$—	$484
Accounts receivable, net	—	322	441	—	763	—	—	—	763
Inventories	—	11	54	—	65	—	—	—	65
Royalty advances expected to be recouped within one year	—	123	66	—	189	—	—	—	189
Prepaid and other current assets	—	17	65	—	82	—	—	—	82

Total current assets	—	744	839	—	1,583	—	—	—	1,583
Due from (to) parent companies	454	(655)	201	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,293	2,813	—	(5,106)	—	692	692	(1,384)	—
Royalty advances expected to be recouped after one year	—	151	81	—	232	—	—	—	232
Property, plant and equipment, net	—	194	100	—	294	—	—	—	294
Operating lease right-of-use assets, net	—	208	73	—	281	—	—	—	281
Goodwill	—	1,369	392	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	855	789	—	1,644	—	—	—	1,644
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	47	8	—	55	—	—	—	55
Other assets	3	92	28	—	123	—	—	—	123

Total assets	$2,750	$5,889	$2,591	$(5,106)	$6,124	$692	$692	$(1,384)	$6,124

Liabilities and Equity
Current liabilities:
Accounts payable	$1	$153	$92	$—	$246	$—	$—	$—	$246
Accrued royalties	—	773	818	—	1,591	—	—	—	1,591
Accrued liabilities	—	367	197	—	564	—	—	—	564
Accrued interest	34	—	—	—	34	—	—	—	34
Operating lease liabilities, current	—	22	17	—	39	—	—	—	39
Deferred revenue	—	56	111	—	167	—	—	—	167
Other current liabilities	—	42	49	—	91	—	—	—	91

Total current liabilities	35	1,413	1,284	—	2,732	—	—	—	2,732
Long-term debt	2,983	—	—	—	2,983	—	—	—	2,983
Operating lease liabilities, noncurrent	—	252	60	—	312	—	—	—	312
Deferred tax liabilities, net	—	—	154	—	154	—	—	—	154
Other noncurrent liabilities	38	95	96	(1)	228	—	—	—	228

Total liabilities	3,056	1,760	1,594	(1)	6,409	—	—	—	6,409

Total Warner Music Group Corp. (deficit) equity	(306)	4,125	980	(5,105)	(306)	692	692	(1,384)	(306)
Noncontrolling interest	—	4	17	—	21	—	—	—	21

Total equity	(306)	4,129	997	(5,105)	(285)	692	692	(1,384)	(285)

Total liabilities and equity	$2,750	$5,889	$2,591	$(5,106)	$6,124	$692	$692	$(1,384)	$6,124

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Balance Sheet

September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$386	$233	$—	$619	$—	$—	$—	$619
Accounts receivable, net	—	334	441	—	775	—	—	—	775
Inventories	—	11	63	—	74	—	—	—	74
Royalty advances expected to be recouped within one year	—	112	58	—	170	—	—	—	170
Prepaid and other current assets	—	12	41	—	53	—	—	—	53

Total current assets	—	855	836	—	1,691	—	—	—	1,691
Due from (to) parent companies	458	(531)	73	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,272	2,567	—	(4,839)	—	878	878	(1,756)	—
Royalty advances expected to be recouped after one year	—	137	71	—	208	—	—	—	208
Property, plant and equipment, net	—	200	100	—	300	—	—	—	300
Goodwill	—	1,370	391	—	1,761	—	—	—	1,761
Intangible assets subject to amortization, net	—	884	839	—	1,723	—	—	—	1,723
Intangible assets not subject to amortization	—	71	80	—	151	—	—	—	151
Deferred tax assets, net	—	30	8	—	38	—	—	—	38
Other assets	7	115	23	—	145	—	—	—	145

Total assets	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$160	$100	$—	$260	$—	$—	$—	$260
Accrued royalties	4	813	750	—	1,567	—	—	—	1,567
Accrued liabilities	—	266	226	—	492	—	—	—	492
Accrued interest	34	—	—	—	34	—	—	—	34
Deferred revenue	—	42	138	—	180	—	—	—	180
Other current liabilities	—	221	65	—	286	—	—	—	286

Total current liabilities	38	1,502	1,279	—	2,819	—	—	—	2,819
Long-term debt	2,974	—	—	—	2,974	—	—	—	2,974
Deferred tax liabilities, net	—	—	172	—	172	—	—	—	172
Other noncurrent liabilities	14	200	107	—	321	—	—	—	321

Total liabilities	3,026	1,702	1,558	—	6,286	—	—	—	6,286

Total Warner Music Group Corp. (deficit) equity	(289)	3,992	847	(4,839)	(289)	878	878	(1,756)	(289)
Noncontrolling interest	—	4	16	—	20	—	—	—	20

Total equity	(289)	3,996	863	(4,839)	(269)	878	878	(1,756)	(269)

Total liabilities and equity	$2,737	$5,698	$2,421	$(4,839)	$6,017	$878	$878	$(1,756)	$6,017

Consolidating Balance Sheet

September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Assets
Current assets:
Cash and equivalents	$—	$169	$345	$—	$514	$—	$—	$—	$514
Accounts receivable, net	—	262	185	—	447	—	—	—	447
Inventories	—	18	24	—	42	—	—	—	42
Royalty advances expected to be recouped within one year	—	79	44	—	123	—	—	—	123
Prepaid and other current assets	—	15	35	—	50	—	—	—	50

Total current assets	—	543	633	—	1,176	—	—	—	1,176
Due from (to) parent companies	488	(214)	(274)	—	—	—	—	—	—
Investments in and advances to consolidated subsidiaries	2,018	2,192	—	(4,210)	—	675	675	(1,350)	—
Royalty advances expected to be recouped after one year	—	93	60	—	153	—	—	—	153
Property, plant and equipment, net	—	155	74	—	229	—	—	—	229
Goodwill	—	1,370	322	—	1,692	—	—	—	1,692
Intangible assets subject to amortization, net	—	956	895	—	1,851	—	—	—	1,851
Intangible assets not subject to amortization	—	71	83	—	154	—	—	—	154
Deferred tax assets, net	—	—	11	—	11	—	—	—	11
Other assets	12	55	11	—	78	—	—	—	78

Total assets	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Liabilities and Equity
Current liabilities:
Accounts payable	$—	$200	$81	$—	$281	$—	$—	$—	$281
Accrued royalties	—	869	527	—	1,396	—	—	—	1,396
Accrued liabilities	—	195	228	—	423	—	—	—	423
Accrued interest	31	—	—	—	31	—	—	—	31
Deferred revenue	—	94	114	—	208	—	—	—	208
Other current liabilities	—	2	32	—	34	—	—	—	34

Total current liabilities	31	1,360	982	—	2,373	—	—	—	2,373
Long-term debt	2,819	—	—	—	2,819	—	—	—	2,819
Deferred tax liabilities, net	—	3	162	—	165	—	—	—	165
Other noncurrent liabilities	2	197	108	—	307	—	—	—	307

Total liabilities	2,852	1,560	1,252	—	5,664	—	—	—	5,664

Total Warner Music Group Corp. (deficit) equity	(334)	3,656	554	(4,210)	(334)	675	675	(1,350)	(334)
Noncontrolling interest	—	5	9	—	14	—	—	—	14

Total equity	(334)	3,661	563	(4,210)	(320)	675	675	(1,350)	(320)

Total liabilities and equity	$2,518	$5,221	$1,815	$(4,210)	$5,344	$675	$675	$(1,350)	$5,344

Schedule of Consolidating Statement of Operations

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$484	$662	$(75)	$1,071	$—	$—	$—	$1,071
Costs and expenses:
Cost of revenue	—	(248)	(369)	82	(535)	—	—	—	(535)
Selling, general and administrative expenses	—	(360)	(171)	(7)	(538)	—	—	—	(538)
Amortization of intangible assets	—	(21)	(26)	—	(47)	—	—	—	(47)

Total costs and expenses	—	(629)	(566)	75	(1,120)	—	—	—	(1,120)

Operating (loss) income	—	(145)	96	—	(49)	—	—	—	(49)
Interest (expense) income, net	(31)	1	(3)	—	(33)	—	—	—	(33)
Equity gains from equity method investments	(46)	62	—	(16)	—	(75)	(75)	150	—
Other (expense) income, net	(9)	3	2	—	(4)	—	—	—	(4)

Income (loss) before income taxes	(86)	(79)	95	(16)	(86)	(75)	(75)	150	(86)
Income tax benefit (expense)	12	20	(19)	(1)	12	—	—	—	12

Net (loss) income	(74)	(59)	76	(17)	(74)	(75)	(75)	150	(74)
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net (loss) income attributable to Warner Music Group Corp.	$(74)	$(59)	$76	$(17)	$(74)	$(75)	$(75)	$150	$(74)

Consolidating Statement of Operations (Unaudited)

For The Three Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$461	$672	$(43)	$1,090	$—	$—	$—	$1,090
Costs and expenses:
Cost of revenue	—	(214)	(391)	46	(559)	—	—	—	(559)
Selling, general and administrative expenses	—	(186)	(166)	(2)	(354)	—	—	—	(354)
Amortization of intangible assets	—	(25)	(30)	—	(55)	—	—	—	(55)

Total costs and expenses	—	(425)	(587)	44	(968)	—	—	—	(968)

Operating income	—	36	85	1	122	—	—	—	122
Loss on extinguishment of debt	—	—	—	—	—	—	—	—	—
Interest (expense) income, net	(31)	1	(6)	—	(36)	—	—	—	(36)
Equity gains from equity method investments	130	34	—	(164)	—	67	67	(134)	—
Other income (expense), net	16	51	(38)	—	29	—	—	—	29

Income before income taxes	115	122	41	(163)	115	67	67	(134)	115
Income tax expense	(48)	(49)	(26)	75	(48)	—	—	—	(48)

Net income	67	73	15	(88)	67	67	67	(134)	67
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net income attributable to Warner Music Group Corp.	$67	$73	$15	$(88)	$67	$67	$67	$(134)	$67

Consolidating Statement of Operations (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$1,058	$1,466	$(197)	$2,327	$—	$—	$—	$2,327
Costs and expenses:
Cost of revenue	—	(555)	(816)	171	(1,200)	—	—	—	(1,200)
Selling, general and administrative expenses	—	(537)	(406)	26	(917)	—	—	—	(917)
Amortization of intangible assets	—	(43)	(51)	—	(94)	—	—	—	(94)

Total costs and expenses	—	(1,135)	(1,273)	197	(2,211)	—	—	—	(2,211)

Operating (loss) income	—	(77)	193	—	116	—	—	—	116
Interest (expense) income, net	(62)	1	(5)	—	(66)	—	—	—	(66)
Equity gains from equity method investments	108	148	—	(256)	—	45	45	(90)	—
Other (expense) income, net	(7)	4	(6)	—	(9)	—	—	—	(9)

Income before income taxes	39	76	182	(256)	41	45	45	(90)	41
Income tax benefit (expense)	7	19	(42)	23	7	—	—	—	7

Net income	46	95	140	(233)	48	45	45	(90)	48
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$46	$95	$138	$(233)	$46	$45	$45	$(90)	$46

Consolidating Statement of Operations (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenue	$—	$942	$1,526	$(175)	$2,293	$—	$—	$—	$2,293
Costs and expenses:
Cost of revenue	—	(437)	(896)	148	(1,185)	—	—	—	(1,185)
Selling, general and administrative expenses	—	(375)	(383)	28	(730)	—	—	—	(730)
Amortization of intangible assets	—	(50)	(59)	—	(109)	—	—	—	(109)

Total costs and expenses	—	(862)	(1,338)	176	(2,024)	—	—	—	(2,024)

Operating income	—	80	188	1	269	—	—	—	269
Loss on extinguishment of debt	(3)	—	—	—	(3)	—	—	—	(3)
Interest (expense) income, net	(62)	2	(12)	—	(72)	—	—	—	(72)
Equity gains from equity method investments	302	143	—	(445)	—	153	153	(306)	—
Other income (expense), net	14	70	(27)	—	57	—	—	—	57

Income before income taxes	251	295	149	(444)	251	153	153	(306)	251
Income tax expense	(98)	(94)	(50)	144	(98)	—	—	—	(98)

Net income	153	201	99	(300)	153	153	153	(306)	153
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Net income attributable to Warner Music Group Corp.	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,041	$2,804	$(370)	$4,475	$—	$—	$—	$4,475
Costs and expenses:
Cost of revenue	—	(1,109)	(1,603)	311	(2,401)	—	—	—	(2,401)
Selling, general and administrative expenses	—	(765)	(804)	59	(1,510)	—	—	—	(1,510)
Amortization of intangible assets	—	(97)	(111)	—	(208)	—	—	—	(208)

Total costs and expenses	—	(1,971)	(2,518)	370	(4,119)	—	—	—	(4,119)

Operating income	—	70	286	—	356	—	—	—	356
Loss on extinguishment of debt	(7)	—	—	—	(7)	—	—	—	(7)
Interest expense, net	(71)	(50)	(21)	—	(142)	—	—	—	(142)
Equity gains from consolidated subsidiaries	311	185	—	(496)	—	256	256	(512)	—
Other income (expense), net	32	56	(28)	—	60	—	—	—	60

Income before income taxes	265	261	237	(496)	267	256	256	(512)	267
Income tax (expense) benefit	(9)	12	(51)	39	(9)	—	—	—	(9)

Net income	256	273	186	(457)	258	256	256	(512)	258
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Net income attributable to Warner Music Group Corp.	$256	$273	$184	$(457)	$256	$256	$256	$(512)	$256

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$2,284	$2,245	$(524)	$4,005	$—	$—	$—	$4,005
Costs and expenses:
Cost of revenue	—	(1,090)	(1,442)	361	(2,171)	—	—	—	(2,171)
Selling, general and administrative expenses	—	(1,040)	(534)	163	(1,411)	—	—	—	(1,411)
Amortization of intangible assets	—	(96)	(110)	—	(206)	—	—	—	(206)

Total costs and expenses	—	(2,226)	(2,086)	524	(3,788)	—	—	—	(3,788)

Operating income	—	58	159	—	217	—	—	—	217
Loss on extinguishment of debt	(31)	—	—	—	(31)	—	—	—	(31)
Interest (expense) income, net	(116)	4	(26)	—	(138)	—	—	—	(138)
Equity gains from consolidated subsidiaries	207	122	—	(329)	—	307	307	(614)	—
Other income, net	377	7	10	—	394	—	—	—	394

Income before income taxes	437	191	143	(329)	442	307	307	(614)	442
Income tax expense	(130)	(130)	(39)	169	(130)	—	—	—	(130)

Net income	307	61	104	(160)	312	307	307	(614)	312
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Net income attributable to Warner Music Group Corp.	$307	$60	$100	$(160)	$307	$307	$307	$(614)	$307

Consolidating Statement of Operations

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Revenues	$—	$1,978	$2,008	$(410)	$3,576	$—	$—	$—	$3,576
Costs and expenses:
Cost of revenue	—	(922)	(1,275)	266	(1,931)	—	—	—	(1,931)
Selling, general and administrative expenses	(1)	(900)	(464)	143	(1,222)	—	—	—	(1,222)
Amortization of intangible assets	—	(100)	(101)	—	(201)	—	—	—	(201)

Total costs and expenses	(1)	(1,922)	(1,840)	409	(3,354)	—	—	—	(3,354)

Operating income (loss)	(1)	56	168	(1)	222	—	—	—	222
Loss on extinguishment of debt	(35)	—	—	—	(35)	—	—	—	(35)
Interest (expense) income, net	(95)	2	(56)	—	(149)	—	—	—	(149)
Equity gains from consolidated subsidiaries	124	87	—	(210)	1	143	143	(286)	1
Other expense, net	(1)	(17)	(23)	—	(41)	—	—	—	(41)

(Loss) income before income taxes	(8)	128	89	(211)	(2)	143	143	(286)	(2)
Income tax benefit (expense)	151	154	(30)	(124)	151	—	—	—	151

Net income	143	282	59	(335)	149	143	143	(286)	149
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Net income attributable to Warner Music Group Corp.	$143	$281	$54	$(335)	$143	$143	$143	$(286)	$143

Schedule of Consolidating Statement of Comprehensive Income

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net (loss) income	$(74)	$(59)	$76	$(17)	$(74)	$(75)	$(75)	$150	$(74)
Other comprehensive loss, net of tax:
Foreign currency adjustment	(15)	—	15	(15)	(15)	(15)	(15)	30	(15)
Deferred loss on derivative financial instruments	(23)	—	(23)	23	(23)	(23)	(23)	46	(23)

Other comprehensive loss, net of tax	(38)	—	(8)	8	(38)	(38)	(38)	76	(38)

Total comprehensive (loss) income	(112)	(59)	68	(9)	(112)	(113)	(113)	226	(112)
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive (loss) income attributable to Warner Music Group Corp.	$(112)	$(59)	$68	$(9)	$(112)	$(113)	$(113)	$226	$(112)

Consolidating Statement of Comprehensive Income (Unaudited)

For The Three Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$67	$73	$15	$(88)	$67	$67	$67	$(134)	$67
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(10)	—	10	(10)	(10)	(13)	(13)	26	(10)
Deferred loss on derivative financial instruments	(3)	—	—	—	(3)	(3)	(3)	6	(3)

Other comprehensive (loss) income, net of tax	(13)	—	10	(10)	(13)	(16)	(16)	32	(13)

Total comprehensive income	54	73	25	(98)	54	51	51	(102)	54
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive income attributable to Warner Music Group Corp.	$54	$73	$25	$(98)	$54	$51	$51	$(102)	$54

Consolidating Statement of Comprehensive Income (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$46	$95	$140	$(233)	$48	$45	$45	$(90)	$48
Other comprehensive loss, net of tax:
Foreign currency adjustment	(8)	—	8	(8)	(8)	28	28	(56)	(8)
Deferred loss on derivative financial instruments	(20)	—	(20)	20	(20)	(8)	(8)	16	(20)

Other comprehensive loss, net of tax	(28)	—	(12)	12	(28)	25	25	(50)	(28)

Total comprehensive income	18	95	128	(221)	20	70	70	(140)	20
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$18	$95	$126	$(221)	$18	$70	$70	$(140)	$18

Consolidating Statement of Comprehensive Income (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(26)	—	26	(26)	(26)	(29)	(29)	58	(26)
Deferred loss on derivative financial instruments	(9)	—	(2)	2	(9)	(9)	(9)	18	(9)

Other comprehensive (loss) income, net of tax	(35)	—	24	(24)	(35)	(38)	(38)	76	(35)

Total comprehensive income	118	201	123	(324)	118	115	115	(230)	118
Less: Income attributable to noncontrolling interest	—	—	—	—	—	—	—	—	—

Comprehensive income attributable to Warner Music Group Corp.	$118	$201	$123	$(324)	$118	$115	$115	$(230)	$118

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(34)	—	34	(34)	(34)	(36)	(36)	72	(34)
Deferred loss on derivative financial instruments	(11)	—	(11)	11	(11)	(11)	(11)	22	(11)
Minimum pension liability	(5)	—	—	—	(5)	(5)	(5)	10	(5)

Other comprehensive (loss) income, net of tax	(50)	—	23	(23)	(50)	(52)	(52)	104	(50)

Total comprehensive income	206	273	209	(480)	208	204	204	(408)	208
Less: Income attributable to noncontrolling interest	—	—	(2)	—	(2)	—	—	—	(2)

Comprehensive income attributable to Warner Music Group Corp.	$206	$273	$207	$(480)	$206	$204	$204	$(408)	$206

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(13)	—	13	(13)	(13)	(13)	(13)	26	(13)
Deferred gain on derivative financial instruments	3	—	3	(3)	3	3	3	(6)	3
Minimum pension liability	1	—	1	(1)	1	1	1	(2)	1

Other comprehensive (loss) income, net of tax	(9)	—	17	(17)	(9)	(9)	(9)	18	(9)

Total comprehensive income	298	61	121	(177)	303	298	298	(596)	303
Less: Income attributable to noncontrolling interest	—	(1)	(4)	—	(5)	—	—	—	(5)

Comprehensive income attributable to Warner Music Group Corp.	$298	$60	$117	$(177)	$298	$298	$298	$(596)	$298

Consolidating Statement of Comprehensive Income

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Net income	$143	$282	$59	$(335)	$149	$143	$143	$(286)	$149
Other comprehensive income (loss), net of tax:
Foreign currency adjustment	30	—	(30)	30	30	32	32	(64)	30
Deferred loss on derivative financial instruments	—	(1)	—	1	—	—	—	—	—
Minimum pension liability	7	—	7	(7)	7	7	7	(14)	7

Other comprehensive income (loss), net of tax	37	(1)	(23)	24	37	39	39	(78)	37

Total comprehensive income	180	281	36	(311)	186	182	182	(364)	186
Less: Income attributable to noncontrolling interest	—	(1)	(5)	—	(6)	—	—	—	(6)

Comprehensive income attributable to Warner Music Group Corp.	$180	$280	$31	$(311)	$180	$182	$182	$(364)	$180

Schedule of Consolidating Statement of Cash Flows

Consolidating Statement of Cash Flows (Unaudited)

For The Six Months Ended March 31, 2020

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$46	$95	$140	$(233)	$48	$45	$45	$(90)	$48
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	74	58	—	132	—	—	—	132
Unrealized gains and remeasurement of foreign-denominated loans and foreign currency forward exchange contracts	6	(3)	(10)	—	(7)	—	—	—	(7)
Deferred income taxes	—	—	(31)	—	(31)	—	—	—	(31)
Net loss on investments	—	15	—	—	15	—	—	—	15
Non-cash interest expense	3	—	—	—	3	—	—	—	3
Equity-based compensation expense	—	160	—	—	160	—	—	—	160
Equity gains, including distributions	(108)	(148)	—	256	—	(45)	(45)	90	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	11	(5)	—	6	—	—	—	6
Inventories	—	—	9	—	9	—	—	—	9
Royalty advances	—	(26)	(21)	—	(47)	—	—	—	(47)
Accounts payable and accrued liabilities	—	80	(166)	(23)	(109)	—	—	—	(109)
Royalty payables	—	(42)	80	—	38	—	—	—	38
Accrued interest	—	—	—	—	—	—	—	—	—
Operating lease liabilities	—	(2)	—	—	(2)	—	—	—	(2)
Deferred revenue	—	13	(27)	—	(14)	—	—	—	(14)
Other balance sheet changes	4	(18)	(23)	—	(37)	—	—	—	(37)

Net cash (used in) provided by operating activities	(49)	209	4	—	164	—	—	—	164

Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	—	(12)	(6)	—	(18)	—	—	—	(18)
Capital expenditures	—	(18)	(10)	—	(28)	—	—	—	(28)
Investments and acquisitions of businesses, net of cash received	—	(1)	(4)	—	(5)	—	—	—	(5)
Advances from issuer	49	—	—	(49)	—	—	—	—	—

Net cash provided by (used in) investing activities	49	(31)	(20)	(49)	(51)	—	—	—	(51)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(244)	—	—	(244)	—	—	—	(244)
Distribution to noncontrolling interest holder	—	—	(1)	—	(1)	—	—	—	(1)
Change in due (from) to issuer	—	(49)	—	49	—	—	—	—	—

Net cash used in financing activities	—	(293)	(1)	49	(245)	—	—	—	(245)

Effect of exchange rate changes on cash and equivalents	—	—	(3)	—	(3)	—	—	—	(3)

Net decrease in cash and equivalents	—	(115)	(20)	—	(135)	—	—	—	(135)
Cash and equivalents at beginning of period	—	386	233	—	619	—	—	—	619

Cash and equivalents at end of period	$—	$271	$213	$—	$484	$—	$—	$—	$484

Consolidating Statement of Cash Flows (Unaudited)

For The Six Months Ended March 31, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$153	$201	$99	$(300)	$153	$153	$153	$(306)	$153
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	68	69	—	137	—	—	—	137
Unrealized gains and remeasurement of foreign-denominated loans and foreign currency forward exchange contracts	(20)	(5)	—	1	(24)	—	—	—	(24)
Deferred income taxes	—	—	27	—	27	—	—	—	27
Loss on extinguishment of debt	3	—	—	—	3	—	—	—	3
Net gain on investments	—	(30)	(2)	—	(32)	—	—	—	(32)
Non-cash interest expense	3	—	—	—	3	—	—	—	3
Equity-based compensation expense	—	14	—	—	14	—	—	—	14
Equity gains, including distributions	(302)	(143)	—	445	—	(153)	(153)	306	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(16)	(74)	—	(90)	—	—	—	(90)
Inventories	—	4	9	—	13	—	—	—	13
Royalty advances	—	(37)	(24)	—	(61)	—	—	—	(61)
Accounts payable and accrued liabilities	—	218	(172)	(146)	(100)	—	—	—	(100)
Royalty payables	6	(93)	133	—	46	—	—	—	46
Accrued interest	1	—	—	—	1	—	—	—	1
Deferred revenue	—	(44)	25	—	(19)	—	—	—	(19)
Other balance sheet changes	4	41	(17)	—	28	—	—	—	28

Net cash (used in) provided by operating activities	(152)	178	73	—	99	—	—	—	99

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(11)	(5)	—	(16)	—	—	—	(16)
Capital expenditures	—	(50)	(9)	—	(59)	—	—	—	(59)
Investments and acquisitions of businesses, net of cash received	—	(26)	(192)	—	(218)	—	—	—	(218)
Proceeds from the sale of investments	—	—	—	—	—	—	—	—	—
Advances from issuer	(24)	—	—	24	—	—	—	—	—

Net cash used in investing activities	(24)	(87)	(206)	24	(293)	—	—	—	(293)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(31)	—	—	(31)	—	—	—	(31)
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	287	—	—	—	287	—	—	—	287
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(27)	—	—	—	(27)	—	—	—	(27)
Call premiums paid on and redemption deposit for early redemption of debt	(2)	—	—	—	(2)	—	—	—	(2)
Deferred financing costs paid	(4)	—	—	—	(4)	—	—	—	(4)
Distribution to noncontrolling interest holder	—	(1)	(1)	—	(2)	—	—	—	(2)
Change in due to (from) issuer	—	24	—	(24)	—	—	—	—	—

Net cash provided by (used in) financing activities	184	(8)	(1)	(24)	151	—	—	—	151

Effect of exchange rate changes on cash and equivalents	—	—	(1)	—	(1)	—	—	—	(1)

Net increase (decrease) in cash and equivalents	8	83	(135)	—	(44)	—	—	—	(44)
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$8	$252	$210	$—	$470	$—	$—	$—	$470

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2019

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$256	$273	$186	$(457)	$258	$256	$256	$(512)	$258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	138	131	—	269	—	—	—	269
Unrealized (gains) losses and remeasurement of foreign-denominated loans	(43)	—	15	—	(28)	—	—	—	(28)
Deferred income taxes	—	—	(68)	—	(68)	—	—	—	(68)
Loss on extinguishment of debt	7	—	—	—	7	—	—	—	7
Net gain on divestitures and investments	—	(18)	(2)	—	(20)	—	—	—	(20)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	50	—	—	50	—	—	—	50
Equity gains, including distributions	(311)	(185)	—	496	—	(256)	(256)	512	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	10	(100)	—	(90)	—	—	—	(90)
Inventories	—	7	(4)	—	3	—	—	—	3
Royalty advances	—	(77)	(33)	—	(110)	—	—	—	(110)
Accounts payable and accrued liabilities	—	315	(273)	(39)	3	—	—	—	3
Royalty payables	—	(68)	198	—	130	—	—	—	130
Accrued interest	3	—	—	—	3	—	—	—	3
Deferred revenue	—	(53)	49	—	(4)	—	—	—	(4)
Other balance sheet changes	8	(41)	24	—	(9)	—	—	—	(9)

Net cash (used in) provided by operating activities	(74)	351	123	—	400	—	—	—	400

Cash flows from investing activities
Acquisition of music publishing rights and music catalogs, net	—	(24)	(17)	—	(41)	—	—	—	(41)
Capital expenditures	—	(85)	(19)	—	(104)	—	—	—	(104)
Investments and acquisitions of businesses, net of cash received	—	(42)	(189)	—	(231)	—	—	—	(231)
Advance to Issuer	(111)	—	—	111	—	—	—	—	—

Net cash used in investing activities	(111)	(151)	(225)	111	(376)	—	—	—	(376)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(94)	—	—	(94)	—	—	—	(94)
Proceeds from issuance of Acquisition Corp. 3.625% Senior Notes due 2026	514	—	—	—	514	—	—	—	514
Repayment of Acquisition Corp. 4.125% Senior Secured Notes	(40)	—	—	—	(40)	—	—	—	(40)
Repayment of Acquisition Corp. 4.875% Senior Secured Notes	(30)	—	—	—	(30)	—	—	—	(30)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(247)	—	—	—	(247)	—	—	—	(247)
Call premiums paid on early redemption of debt	(5)	—	—	—	(5)	—	—	—	(5)
Deferred financing costs paid	(7)	—	—	—	(7)	—	—	—	(7)
Distribution to noncontrolling interest holder	—	—	(3)	—	(3)	—	—	—	(3)
Change in due to (from) issuer	—	111	—	(111)	—	—	—	—	—

Net cash provided by (used in) financing activities	185	17	(3)	(111)	88	—	—	—	88

Effect of exchange rate changes on cash and equivalents	—	—	(7)	—	(7)	—	—	—	(7)

Net increase (decrease) in cash and equivalents	—	217	(112)	—	105	—	—	—	105
Cash and equivalents at beginning of period	—	169	345	—	514	—	—	—	514

Cash and equivalents at end of period	$—	$386	$233	$—	$619	$—	$—	$—	$619

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2018

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$307	$61	$104	$(160)	$312	$307	$307	$(614)	$312
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	136	125	—	261	—	—	—	261
Unrealized gains/losses and remeasurement of foreign-denominated loans	(3)	—	—	—	(3)	—	—	—	(3)
Deferred income taxes	—	—	66	—	66	—	—	—	66
Loss on extinguishment of debt	31	—	—	—	31	—	—	—	31
Net loss (gain) on divestitures and investments	(504)	78	37	—	(389)	—	—	—	(389)
Non-cash interest expense	6	—	—	—	6	—	—	—	6
Equity-based compensation expense	—	62	—	—	62	—	—	—	62
Equity losses (gains), including distributions	(207)	(122)	—	329	—	(307)	(307)	614	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(48)	5	—	(43)	—	—	—	(43)
Inventories	—	(5)	2	—	(3)	—	—	—	(3)
Royalty advances	—	24	7	—	31	—	—	—	31
Accounts payable and accrued liabilities	—	449	(198)	(169)	82	—	—	—	82
Royalty payables	—	48	(26)	—	22	—	—	—	22
Accrued interest	(10)	—	—	—	(10)	—	—	—	(10)
Deferred revenue	—	(48)	44	—	(4)	—	—	—	(4)
Other balance sheet changes	—	89	(85)	—	4	—	—	—	4

Net cash (used in) provided by operating activities	(380)	724	81	—	425	—	—	—	425

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(11)	(3)	—	(14)	—	—	—	(14)
Capital expenditures	—	(60)	(14)	—	(74)	—	—	—	(74)
Investments and acquisitions of businesses, net	—	(17)	(6)	—	(23)	—	—	—	(23)
Divestitures, net	504	12	—	—	516	—	—	—	516
Advance to Issuer	(99)	—	—	99	—	—	—	—	—

Net cash provided by (used in) investing activities	405	(76)	(23)	99	405	—	—	—	405

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(925)	—	—	(925)	—	—	—	(925)
Proceeds from issuance of Acquisition Corp. 5.500% Senior Notes	325	—	—	—	325	—	—	—	325
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	320	—	—	—	320	—	—	—	320
Repayment of Acquisition Corp. 6.750% Senior Secured Notes	(635)	—	—	—	(635)	—	—	—	(635)
Call premiums paid on early redemption of debt	(23)	—	—	—	(23)	—	—	—	(23)
Deferred financing costs paid	(12)	—	—	—	(12)	—	—	—	(12)
Distribution to noncontrolling interest holder	—	—	(5)	—	(5)	—	—	—	(5)
Change in due (from) to issuer	—	99	—	(99)	—	—	—	—	—

Net cash used in financing activities	(25)	(826)	(5)	(99)	(955)	—	—	—	(955)

Effect of exchange rate changes on cash and equivalents	—	—	(8)	—	(8)	—	—	—	(8)

Net increase in cash and equivalents	—	(178)	45	—	(133)	—	—	—	(133)
Cash and equivalents at beginning of period	—	347	300	—	647	—	—	—	647

Cash and equivalents at end of period	$—	$169	$345	$—	$514	$—	$—	$—	$514

Consolidating Statement of Cash Flows

For The Fiscal Year Ended September 30, 2017

	WMG Acquisition Corp. (issuer)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	WMG Acquisition Corp. Consolidated	WMG Holdings Corp.	Warner Music Group Corp.	Eliminations	Warner Music Group Corp. Consolidated
	(in millions)
Cash flows from operating activities
Net income	$143	$282	$59	$(335)	$149	$143	$143	$(286)	$149
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	137	114	—	251	—	—	—	251
Unrealized gains/losses and remeasurement of foreign-denominated loans	27	—	(3)	—	24	—	—	—	24
Deferred income taxes	2	—	(194)	—	(192)	—	—	—	(192)
Loss on extinguishment of debt	35	—	—	—	35	—	—	—	35
Net loss (gain) on divestitures and investments	—	33	(16)	—	17	—	—	—	17
Non-cash interest expense	8	—	—	—	8	—	—	—	8
Equity-based compensation expense	—	70	—	—	70	—	—	—	70
Equity losses (gains), including distributions	(124)	(86)	—	210	—	(143)	(143)	286	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	(37)	(23)	—	(60)	—	—	—	(60)
Inventories	—	2	(1)	—	1	—	—	—	1
Royalty advances	—	2	15	—	17	—	—	—	17
Accounts payable and accrued liabilities	(120)	(4)	47	125	48	—	—	—	48
Royalty payables	—	126	10	—	136	—	—	—	136
Accrued interest	3	—	—	—	3	—	—	—	3
Deferred revenue	—	(6)	28	—	22	—	—	—	22
Other balance sheet changes	5	(204)	205	—	6	—	—	—	6

Net cash (used in) provided by operating activities	(21)	315	241	—	535	—	—	—	535

Cash flows from investing activities
Acquisition of music publishing rights, net	—	(9)	(7)	—	(16)	—	—	—	(16)
Capital expenditures	—	(31)	(13)	—	(44)	—	—	—	(44)
Investments and acquisitions of businesses, net	—	(6)	(133)	—	(139)	—	—	—	(139)
Divestitures, net	—	42	31	—	73	—	—	—	73
Advance to Issuer	60	—	—	(60)	—	—	—	—	—

Net cash provided by (used in) investing activities	60	(4)	(122)	(60)	(126)	—	—	—	(126)

Cash flows from financing activities
Dividend by Acquisition Corp. to Holdings Corp.	—	(84)	—	—	(84)	84	—	—	—
Proceeds from issuance of Acquisition Corp. 4.125% Senior Secured Notes	380	—	—	—	380	—	—	—	380
Proceeds from issuance of Acquisition Corp. 4.875% Senior Secured Notes	250	—	—	—	250	—	—	—	250
Proceeds from issuance of Acquisition Corp. Senior Term Loan Facility	22	—	—	—	22	—	—	—	22
Repayment of Acquisition Corp. 6.000% Senior Secured Notes	(450)	—	—	—	(450)	—	—	—	(450)
Repayment of Acquisition Corp. 6.250% Senior Secured Notes	(173)	—	—	—	(173)	—	—	—	(173)
Repayment of Acquisition Corp. 5.625% Senior Secured Notes	(28)	—	—	—	(28)	—	—	—	(28)
Call premiums paid on early redemption of debt	(27)	—	—	—	(27)	—	—	—	(27)
Deferred financing costs paid	(13)	—	—	—	(13)	—	—	—	(13)
Distribution to noncontrolling interest holder	—	—	(5)	—	(5)	—	—	—	(5)
Dividends paid	—	—	—	—	—	(84)	—	—	(84)
Change in due (from) to issuer	—	(60)	—	60	—	—	—	—	—

Net cash (used in) provided by financing activities	(39)	(144)	(5)	60	(128)	—	—	—	(128)

Effect of exchange rate changes on cash and equivalents	—	—	7	—	7	—	—	—	7

Net increase in cash and equivalents	—	167	121	—	288	—	—	—	288
Cash and equivalents at beginning of period	—	180	179	—	359	—	—	—	359

Cash and equivalents at end of period	$—	$347	$300	$—	$647	$—	$—	$—	$647